Other Real Estate Owned (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate [Roll Forward]
Balance, Beginning	$ 20,445,085	$ 20,207,806	$ 19,705,044
Additions	9,729,174	12,555,622	13,159,402
Sales of OREO	(9,711,890)	(9,804,669)	(9,531,210)
Loss on Sale	(1,818,967)	(1,102,613)	(1,832,256)
Provision for Losses	(2,702,709)	(1,411,061)	(1,293,174)
Balance, Ending	$ 15,940,693	$ 20,445,085	$ 20,207,806